UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Global Governments Variable Account

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
Global Governments Variable Account

Issuer		Shares/Par	Value ($)

BONDS - 80.2%

Foreign Bonds - 59.5%

Austria - 1.7%
Republic of Austria, 5%, 2012	EUR	123,000	$159,987

Belgium - 1.7%
Kingdom of Belgium, 3.75%, 2009	EUR	98,000	$119,932
Kingdom of Belgium, 5%, 2012	EUR	34,000	44,309

			$164,241

Canada - 2.3%
Government of Canada, 4.5%, 2015	CAD	56,000	$48,808
Quebec Province, 1.6%, 2013	JPY	20,000,000	168,184

			$216,992

Finland - 3.1%
Republic of Finland, 3%, 2008	EUR	181,000	$217,948
Republic of Finland, 5.375%, 2013	EUR	57,000	76,374

			$294,322

France - 2.6%
Republic of France, 4.75%, 2012	EUR	69,000	$88,840
Republic of France, 6%, 2025	EUR	67,000	103,117
Republic of France, 4.75%, 2035	EUR	40,000	54,392

			$246,349

Germany - 15.3%
Federal Republic of Germany, 3.5%, 2008	EUR	48,000	$58,350
Federal Republic of Germany, 5.25%, 2010	EUR	70,000	90,482
Federal Republic of Germany, 3.75%, 2015	EUR	148,000	179,258
Federal Republic of Germany, 6.25%, 2024	EUR	172,000	268,294
Federal Republic of Germany, 6.25%, 2030	EUR	217,000	352,315
KfW Bankengruppe, FRN, 2.563%, 2007	EUR	252,000	305,201
Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	88,000	106,670
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007	EUR	80,000	96,978

			$1,457,548

Ireland - 1.3%
Republic of Ireland, 4.25%, 2007	EUR	66,000	$81,205
Republic of Ireland, 4.6%, 2016	EUR	29,000	37,521

			$118,726

Japan - 8.4%
Development Bank of Japan, 1.4%, 2012	JPY	30,000,000	$252,434
Development Bank of Japan, 1.6%, 2014	JPY	50,000,000	420,697
Development Bank of Japan, 1.05%, 2023	JPY	18,000,000	131,190

			$804,321

Luxembourg - 0.3%
Gaz Capital S.A., 8.625%, 2034		$10,000	$12,300
Gazprom International S.A., 7.201%, 2020		16,000	16,712

			$29,012

Malaysia - 1.2%
Petronas Capital Ltd., 7.875%, 2022		$100,000	$118,595

Mexico - 0.7%
United Mexican States, 8.125%, 2019		$54,000	$63,450

Netherlands - 0.9%
Kingdom of Netherlands, 5%, 2012	EUR	65,697	$85,545

New Zealand - 4.4%
Government of New Zealand, 6.5%, 2013	NZD	517,000	$332,625
Government of New Zealand, 6%, 2017	NZD	142,000	89,302

			$421,927

Spain - 1.3%
Kingdom of Spain, 5.35%, 2011	EUR	94,000	$123,570

United Kingdom - 14.3%
Network Rail MTN Finance PLC, FRN, 2.628%, 2007	EUR	218,000	$264,229
United Kingdom Treasury, 5.75%, 2009	GBP	235,000	425,475
United Kingdom Treasury, 5%, 2012	GBP	81,000	144,768
United Kingdom Treasury, 8%, 2015	GBP	210,000	468,000
United Kingdom Treasury, 4.25%, 2036	GBP	36,000	64,226

			$1,366,698

Total Foreign Bonds			$5,671,283

U.S. Bonds - 20.7%

Asset Backed & Securitized - 7.7%
Commercial Mortgage Asset Trust, FRN, 0.8832%, 2032 (a)(i)		$1,420,272	$60,576
Commercial Mortgage Pass-Through Certificate, FRN, 4.9388%, 2017 (a)		59,000	58,993
Commercial Mortgage Pass-Through Certificates, FRN, 4.9488%, 2017 (a)		100,000	99,946
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031		38,438	39,035
First Union National Bank Commercial Mortgage Trust, FRN, 0.9549%, 2043 (a)(i)		1,635,511	62,479
IMPAC CMB Trust, FRN, 5.1681%, 2036		99,230	99,230

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Global Governments Variable Account

Issuer	Shares/Par	Value ($)

BONDS - continued

U.S. Bonds - continued

Asset Backed & Securitized - continued
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2131%, 2041	$55,952	$54,821
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.9488%, 2046	52,080	52,101
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 4.9088%, 2018 (a)	100,000	99,989
Wachovia Bank Commercial Mortgage Trust, FRN, 4.9888%, 2015 (a)	83,496	83,547
Wachovia Bank Commercial Mortgage Trust, FRN, 5.0388%, 2015 (a)	22,101	22,108

		$732,825

Emerging Market Quasi-Sovereign - 0.3%
Pemex Project Funding Master Trust, 8.625%, 2022	$23,000	$27,140

Municipals - 1.0%
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015	$85,000	$90,896

U.S. Government Agencies - 7.8%
Aid-Egypt, 4.45%, 2015	49,000	$46,346
Fannie Mae, 4.25%, 2007	171,000	168,804
Freddie Mac, 4.2%, 2007	99,000	97,584
Small Business Administration, 4.76%, 2025	72,450	68,760
Small Business Administration, 5.36%, 2025	115,000	113,589
Small Business Administration, 5.21%, 2026	120,000	117,294
Small Business Administration, 5.35%, 2026	90,000	88,749
Small Business Administration, 5.57%, 2026	46,000	45,992

		$747,118

U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds, 8%, 2021	$61,000	$80,129
U.S. Treasury Notes, 3.125%, 2008 (f)	101,000	96,936
U.S. Treasury Notes, 4.25%, 2013	98,000	94,126
U.S. Treasury Notes, 4%, 2015	108,000	101,212

		$372,403

Total U.S. Bonds		$1,970,382

Total Bonds		$7,641,665

PUT OPTIONS PURCHASED - 0%
USD - April 2006 @ EUR - 1.21	$187,550	$1,872

SHORT-TERM OBLIGATIONS - 9.2%
Federal Home Loan Discount Note, 4.61%, due 4/03/06 (y)	$878,000	$877,775

REPURCHASE AGREEMENTS - 9.0%
Merrill Lynch, 4.75%, dated 3/31/06, due 4/03/06, total to be received $430,170 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	$430,000	$430,000
Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $430,172 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	430,000	430,000

Total Repurchase Agreements		$860,000

Total Investments		$9,381,312

OTHER ASSETS, LESS LIABILITIES - 1.6%		155,466

NET ASSETS - 100.0%		$9,536,778

(a)	SEC Rule 144A restriction.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Denmark Kroner
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Kroner

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Global Governments Variable Account
Supplemental Schedules (Unaudited) 03/31/2006

(2) Financial Instruments Derivatives Forward Foreign Currency Exchange Contracts Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
AUD	34,102	04/18/06	$24,104	$24,438	$(334)
CAD	85,998	4/10/06-5/15/06	74,618	73,652	966
CHF	2,272	04/18/06	1,750	1,747	3
EUR	496,016	4/18/06-5/17/06	593,836	602,110	(8,274)
GBP	342,613	06/05/06	599,319	595,441	3,878
JPY	4,954,546	05/17/06	43,000	42,375	625
MXN	280,368	04/24/06	25,416	25,696	(280)
NZD	902,440	04/07/06	617,677	555,348	62,329
SEK	558,443	4/07/06-5/10/06	70,839	71,939	(1,100)
			$2,050,559	$1,992,746	$57,813

Purchases
AUD	167,610	4/07/06-4/18/06	$124,121	$120,125	$(3,996)
CAD	195,941	05/15/06	169,751	167,922	(1,829)
CHF	66,001	04/18/06	50,809	50,736	(73)
DKK	612,750	05/10/06	98,355	99,762	1,407
EUR	602,134	4/18/06-5/17/06	726,694	731,515	4,821
GBP	16,655	06/05/06	29,168	28,945	(223)
JPY	288,959,804	4/20/06-5/17/06	2,478,223	2,471,208	(7,015)
MXN	280,368	04/24/06	25,883	25,696	(187)
NOK	386,422	05/10/06	57,693	59,094	1,401
NZD	201,684	04/07/06	136,277	124,113	(12,164)
SEK	1,215,264	4/07/2006-5/10/06	158,997	156,294	(2,703)
			$4,055,971	$4,035,410	$(20,561)

At March 31, 2006 forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $221 with Merrill Lynch International.

Futures Contracts

	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Note 10 yr (Short)	1	$106,391	Jun-06	$1,184

At March 31, 2006 the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

3

Global Governments Variable Account
Supplemental Schedules (Unaudited) 03/31/2006 - continued

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006 are as follows:

United States	39.4%
Germany	15.4%
Great Britain	14.5%
Japan	8.5%
New Zealand	4.5%
Finland	3.2%
France	2.6%
Canada	2.3%
Belgium	1.7%
Others	7.9%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.